Annual Total Returns- Janus Henderson Research Portfolio (Institutional Shares) [BarChart] - Institutional Shares - Janus Henderson Research Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.30%)	18.59%	30.34%	12.99%	5.35%	0.50%	27.88%	(2.58%)	35.52%	32.95%